Exhibit 99.1

Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	January 2018
Distribution Date	02/15/18
Transaction Month	11
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		February 10, 2017
Closing Date:		March 29, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,297,276,907.15	71,274	3.31%	57.31
Original Adj. Pool Balance:		$1,241,432,654.96

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$294,000,000.00	22.663%	1.10000%		April 16, 2018
Class A-2-A Notes	Fixed	$294,730,000.00	22.719%	1.48000%		February 18, 2020
Class A-2-B Notes	Floating	$105,270,000.00	8.115%	LIBOR + 0.08%		February 18, 2020
Class A-3 Notes	Fixed	$368,430,000.00	28.400%	1.76000%		August 16, 2021
Class A-4 Notes	Fixed	$88,370,000.00	6.812%	2.09000%		April 17, 2023
Class B Notes	Fixed	$22,350,000.00	1.723%	2.38000%		April 17, 2023
Class C Notes	Fixed	$37,250,000.00	2.871%	2.53000%		November 15, 2023
Total Securities		$1,210,400,000.00	93.303%

Overcollateralization		$31,032,654.96	2.392%
YSOA		$55,844,252.19	4.305%
Total Original Pool Balance		$1,297,276,907.15	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$235,420,508.28	0.7987667	$213,445,836.65	0.7242080	$21,974,671.64
Class A-2-B Notes	$84,086,170.08	0.7987667	$76,237,380.73	0.7242080	$7,848,789.34
Class A-3 Notes	$368,430,000.00	1.0000000	$368,430,000.00	1.0000000	$-
Class A-4 Notes	$88,370,000.00	1.0000000	$88,370,000.00	1.0000000	$-
Class B Notes	$22,350,000.00	1.0000000	$22,350,000.00	1.0000000	$-
Class C Notes	$37,250,000.00	1.0000000	$37,250,000.00	1.0000000	$-
Total Securities	$835,906,678.36	0.6906037	$806,083,217.38	0.6659643	$29,823,460.98

Weighted Avg. Coupon (WAC)	3.26%		3.25%
Weighted Avg. Remaining Maturity (WARM)	47.52		46.62
Pool Receivables Balance	$914,924,106.33		$883,520,984.00
Remaining Number of Receivables	60,968		60,046

Adjusted Pool Balance	$878,115,388.63		$848,291,927.65

III. COLLECTIONS

Principal:
Principal Collections	$29,788,531.03
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$860,526.01
Total Principal Collections	$30,649,057.04

Interest:
Interest Collections	$2,509,532.61
Late Fees & Other Charges	$77,483.74
Interest on Repurchase Principal	$-
Total Interest Collections	$2,587,016.35

Collection Account Interest	$26,753.53
Reserve Account Interest	$3,178.43
Servicer Advances	$-

Total Collections	$33,266,005.35

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Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	January 2018
Distribution Date	02/15/18
Transaction Month	11
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$33,266,005.35
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$33,266,005.35

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$762,436.76	$-	$762,436.76	762,436.76
Collection Account Interest					$26,753.53
Late Fees & Other Charges					$77,483.74
Total due to Servicer					$866,674.03

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$290,351.96		$290,351.96
Class A-2-B Notes		$114,880.63		$114,880.63
Class A-3 Notes		$540,364.00		$540,364.00
Class A-4 Notes		$153,911.08		$153,911.08

Total Class A interest:		$1,099,507.67		$1,099,507.67	1,099,507.67

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$44,327.50		$44,327.50	44,327.50

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$78,535.42		$78,535.42	78,535.42

Available Funds Remaining:					$31,176,960.73

7. Regular Principal Distribution Amount:					29,823,460.98

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$21,974,671.64
Class A-2-B Notes				$7,848,789.34
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$29,823,460.98		$29,823,460.98
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$29,823,460.98		$29,823,460.98

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,353,499.75

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$36,808,717.70
Beginning Period Amount	$36,808,717.70
Current Period Amortization	$1,579,661.35
Ending Period Required Amount	$35,229,056.35
Ending Period Amount	$35,229,056.35
Next Distribution Date Required Amount	$33,683,845.12

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Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	January 2018
Distribution Date	02/15/18
Transaction Month	11
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,103,581.64
Beginning Period Amount	$3,103,581.64
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,103,581.64
Ending Period Amount	$3,103,581.64

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$42,208,710.27	$42,208,710.27	$42,208,710.27
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	4.81%	4.98%	4.98%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.63%	59,221	98.43%	$869,679,607.03
30 - 60 Days	1.02%	615	1.15%	$10,162,930.68
61 - 90 Days	0.29%	172	0.35%	$3,074,401.50
91-120 Days	0.06%	38	0.07%	$604,044.79
121 + Days	0.00%	0	0.00%	$-
Total		60,046		$883,520,984.00

Delinquent Receivables 30+ Days Past Due
Current Period	1.37%	825	1.57%	$13,841,376.97
1st Preceding Collection Period	1.33%	808	1.51%	$13,841,809.37
2nd Preceding Collection Period	1.25%	775	1.44%	$13,649,855.89
3rd Preceding Collection Period	1.26%	787	1.43%	$13,952,387.22
Four-Month Average	1.30%		1.49%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.42%
Delinquency Percentage exceeds Delinquency Trigger of 9.5% (Y/N)			No

Repossession in Current Period		78		$1,245,784.35
Repossession Inventory		127		$864,321.42

Current Charge-Offs
Gross Principal of Charge-Offs				$1,614,591.30
Recoveries				$(860,526.01)
Net Loss				$754,065.29

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.99%

Average Pool Balance for Current Period				$899,222,545.17

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.01%
1st Preceding Collection Period				1.64%
2nd Preceding Collection Period				1.49%
3rd Preceding Collection Period				0.99%
Four-Month Average				1.28%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		119	1,150	$14,897,714.20
Recoveries		105	828	$(6,192,719.78)
Net Loss				$8,704,994.42
Cumulative Net Loss as a % of Initial Pool Balance				0.67%

Net Loss for Receivables that have experienced a Net Loss *		84	889	$8,711,727.52
Average Net Loss for Receivables that have experienced a Net Loss				$9,799.47

Principal Balance of Extensions				$2,906,820.11
Number of Extensions				163

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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